Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Provident Mutual Funds, Inc.
Entity Central Index Key	0000796227
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Total Fund
Shareholder Report [Line Items]
Fund Name	Provident Trust Strategy Fund
Class Name	Total Fund
Trading Symbol	PROVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Provident Trust Strategy Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.provfunds.com/docs/Provident%20Prospectus%202024.pdf. You can also request this information by contacting us at 1-855-739-9950.
Additional Information Phone Number	1-855-739-9950
Additional Information Website	https://www.provfunds.com/docs/Provident%20Prospectus%202024.pdf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Provident Trust Strategy Fund	$108	0.95%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Provident Trust Strategy Fund (PROVX) gained +27.25% vs. the S&P 500’s +36.35% for the year ended September 30, 2024. During Provident’s tenure as portfolio manager (beginning September 9, 2002), PROVX gained +794.795% cumulatively with an 80.7% average month-end allocation to equities vs. +879.81% for the always fully invested S&P 500. Top performers for the year ended September 30, 2024 were Costco Wholesale Corp., Alphabet, Inc. (Class A&C) and PNC Financial Services Group while Southwest Airlines Company, T. Rowe Price Group, Inc. and GSK PLC underperformed. During the fiscal year we reduced our Charles Schwab Corp., Alphabet, Inc. (Class A&C) and Southwest Airlines Company positions. Our September 30 equity exposure was 90.3%.
+3.0% 2Q real GDP comes as a relief following 20+ years of tumult (2000 tech crash, 2008 financial crisis, and 2020 pandemic). The 2000 – 2022 annual S&P 500 return was a dismal 6.3%, well below the 10.4% since 1926 average. Costco, a reliable inflation gauge, reports flat prices for the past three quarters. 2Q productivity (output/hour) gained 2.7% and unit labor costs were a disinflationary +.3% after +3% compensation. Alphabet, our largest position, sells for 19X 2025 earnings, a rare discount to the overall market despite superior growth and margin potential.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
TF (without sales charge)	27.25	12.12	12.16
S&P 500 TR	36.35	15.98	13.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.provfunds.com/docs/Provident%20Prospectus%202024.pdf for more recent performance information.
Visit https://www.provfunds.com/docs/Provident%20Prospectus%202024.pdf for more recent performance information.

Net Assets	$ 204,441,839
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 1,246,069
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$204,441,839
Number of Holdings	17
Net Advisory Fee	$1,246,069
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Costco Wholesale Corp.	14.4%
Accenture PLC, Cl A	10.8%
First American Treasury Obligations Fund	9.8%
Alphabet, Inc., Cl C	8.8%
Alphabet, Inc., Cl A	8.6%
PNC Financial Services Group, Inc.	8.2%
Visa Inc.	6.8%
UnitedHealth Group Inc.	6.5%
T. Rowe Price Group Inc.	4.9%
The Charles Schwab Corp.	4.3%

Top Sectors	(% of net assets)
Consumer, Cyclical	28.1%
Financial	24.2%
Communications	17.4%
Technology	12.6%
Consumer, Non-cyclical	7.9%
Cash & Other	9.8%

Updated Prospectus Web Address	https://www.provfunds.com/docs/Provident%20Prospectus%202024.pdf